Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jul. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

INTUIT INC. SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

(In millions)	Beginning Balance	Additions Charged to Expense/ Revenue	Deductions	Ending Balance
Year ended July 31, 2025
Allowance for doubtful accounts	$5	$50	$(50)	$5
Reserve for returns, credits, and promotional discounts	40	334	(335)	39

Year ended July 31, 2024
Allowance for doubtful accounts	$7	$61	$(63)	$5
Reserve for returns, credits, and promotional discounts	32	302	(294)	40

Year ended July 31, 2023
Allowance for doubtful accounts	$31	$57	$(81)	$7
Reserve for returns, credits, and promotional discounts	31	261	(260)	32